Property, Plant and Equipment - Summary of Property, Plant and Equipment - Assets Subject to Operating Leases (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 292,338
Depreciation expenses	(28,707)		$ (28,839)	$ (28,760)
Impairment losses	0	$ 0	299	0
Ending balance	289,840	$ 8,839	292,338
Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	7,253		6,199
Ending balance	5,125		7,253	6,199
Gross carrying amount [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	9,055		7,561	8,943
Additions	1		4	0
Others	(2,214)		1,490	(1,382)
Ending balance	6,842		9,055	7,561
Accumulated depreciation, amortization and impairment [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,802)		(1,362)	(1,692)
Depreciation expenses	(65)		(73)	(59)
Others	150		(367)	389
Ending balance	(1,717)		(1,802)	(1,362)
Land [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,924		4,376
Ending balance	3,104		4,924	4,376
Land [Member] | Gross carrying amount [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,924		4,376	4,809
Additions	0		0	0
Others	(1,820)		548	(433)
Ending balance	3,104		4,924	4,376
Land [Member] | Accumulated depreciation, amortization and impairment [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0		0	0
Depreciation expenses	0		0	0
Others	0		0	0
Ending balance	0		0	0
Buildings [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,329		1,823
Ending balance	2,021		2,329	1,823
Buildings [Member] | Gross carrying amount [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,131		3,185	4,134
Additions	1		4	0
Others	(394)		942	(949)
Ending balance	3,738		4,131	3,185
Buildings [Member] | Accumulated depreciation, amortization and impairment [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,802)		(1,362)	(1,692)
Depreciation expenses	(65)		(73)	(59)
Others	150		(367)	389
Ending balance	$ (1,717)		$ (1,802)	$ (1,362)